Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on December 20 , 2022

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______	[ ]

Post-Effective Amendment No. 1,41 3	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1,41 5	[ X ]

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Attention:  Kevin Wolf

 (Address of Principal Executive Offices)(Zip Code)

(631) 490-4300

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	Eric Kane Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474 (631) 470-2688

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

(X ) immediately upon filing pursuant to paragraph (b).

( )        on (date) pursuant to paragraph (b).

( )       60 days after filing pursuant to paragraph (a)(1).

(  )        on (date) pursuant to paragraph (a)(1).

( )        75 days after filing pursuant to paragraph (a)(2).

(  )        on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 1,404 to its Registration Statement until December 23 , 2022. Post-Effective Amendment No. 1,404 to the Trust’s Registration Statement relates to the Altegris Crabel Multi-Strategy Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 1,404 under the Securities Act of 1933 and Amendment No. 1,406 under the Investment Company Act of 1940, filed on September 23, 2022, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1,41 3 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 20 th day of December, 2022.

                                   NORTHERN LIGHTS FUND TRUST

                                    (Registrant)

/s/ Kevin Wolf

By: Kevin Wolf,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	December 20 , 2022
Gary Lanzen*	Trustee	December 20 , 2022
Anthony Hertl*	Trustee & Chairman	December 20 , 2022
Mark Taylor*	Trustee	December 20 , 2022
Mark D. Gersten*	Trustee	December 20 , 2022
Mark Garbin*	Trustee	December 20 , 2022
Jim Colantino*	Treasurer, Chief Accounting Officer and Chief Financial Officer	December 20 , 2022
Kevin Wolf	President and Principal Executive Officer	December 20 , 2022

By:                                     Date:

/s/ Kevin Wolf                     December 20 , 2022

Kevin Wolf, President

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 1, 2011, January 9, 2012, September 27, 2013, September 1, 2016, June 30, 2017 and September 1, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, No. 346, No. 535, No. 862, No. 981 and No. 1,001 respectively, which are hereby incorporated by reference.